Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 745,974	$ 650,351	$ 418,925
Cost of services	(451,301)	(373,492)	(216,758)
Gross profit	294,673	276,859	202,167
Technology and development expenses	(25,625)	(12,650)	(6,348)
Sales and marketing expenses	(21,626)	(17,120)	(13,335)
General and administrative expenses	(101,225)	(70,568)	(48,343)
Impairment (loss)/gain on financial assets	(440)	3,136	(5,534)
Other operating loss	(5,257)		(697)
Operating profit	140,500	179,657	127,910
Finance income	66,875	128,228	18,078
Finance costs	(49,701)	(116,834)	(24,668)
Inflation adjustment	(6,655)	(12,537)	(1,037)
Other results	10,519	(1,143)	(7,627)
Profit before income tax	151,019	178,514	120,283
Income tax expense	(30,550)	(29,428)	(11,586)
Profit for the year	120,469	149,086	108,697
Profit attributable to:
Owners of the Group	120,416	148,964	108,683
Non-controlling interest	53	122	14
Profit for the year	$ 120,469	$ 149,086	$ 108,697
Earnings per share (in USD)
Basic Earnings per share	$ 0.42	$ 0.51	$ 0.37
Diluted Earnings per share	$ 0.39	$ 0.49	$ 0.35
Items that are or may be reclassified subsequently to profit or loss:
Exchange difference on translation on foreign operations	$ (11,188)	$ (7,713)	$ 20
Other comprehensive income for the year, net of tax	(11,188)	(7,713)	20
Total comprehensive income for the year	109,281	141,373	108,717
Total comprehensive income for the year is attributable to:
Owners of the Group	109,290	141,255	108,708
Non-controlling interest	(9)	118	9
Total comprehensive income for the year	$ 109,281	$ 141,373	$ 108,717